Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of Debt
Debt outstanding consists of the following:

	June 30, 2026	December 31, 2025
Revolver	$—	$3,000
Less revolver issuance costs	—	(103)
Loans payable, current	—	2,897

Convertible Note (1)	64,157	61,008
Embedded derivative (2)	164	142
Less issuance costs on convertible debt	(60)	(67)
Loans payable, non-current	64,261	61,083
Total loans payable, current and non-current	$64,261	$63,980
(1) The Convertible Note balance is comprised of the following:

	June 30, 2026	December 31, 2025
Initial measurement which represents the gross proceeds received less fair value of the embedded derivative	$50,260	$50,260
PIK notes issued	8,556	6,767
Accrued PIK interest	161	167
Accretion of discount on issuance	5,180	3,814
Convertible Note	$64,157	$61,008
(2) Represents the embedded derivative included within the Convertible Note that is bifurcated and stated at fair value at June 30, 2026 and December 31, 2025.

Schedule of Maturities of Long-Term Debt
The following table summarizes the debt maturities as of June 30, 2026:

Remainder of 2026	$—
2027	—
2028 (1)	73,717
Total	$73,717
(1) Debt maturing in 2028 represents the Convertible Note with a maturity value of $65,000, additional PIK Notes issued of $8,556 and accrued PIK interest at June 30, 2026 of $161.